Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment securities available for sale	$ 7,623	$ 6,680
Fair Value, Recurring [Member]
Investment securities available for sale	7,623	6,680
Total fair value measurements	7,623	6,680
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Total fair value measurements
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	7,623	6,680
Total fair value measurements	7,623	6,680
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Total fair value measurements
Fair Value, Nonrecurring [Member]
Total fair value measurements	2,143	2,243
Impaired loans	319	593
Other Real Estate Owned	1,824	1,650
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total fair value measurements
Impaired loans
Other Real Estate Owned
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total fair value measurements
Impaired loans
Other Real Estate Owned
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total fair value measurements	2,143	2,243
Impaired loans	319	593
Other Real Estate Owned	1,824	1,650
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale	6,113	6,322
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Investment securities available for sale	5,853	4,873
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	5,853	4,873
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	5,853	4,873
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member]
Investment securities available for sale	260	367
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	260	367
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	260	367
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Investment securities available for sale		1,082
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Recurring [Member]
Investment securities available for sale		1,082
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale		1,082
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Corporate Debt Securities [Member]
Investment securities available for sale	1,510
Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	1,510
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	1,510
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
US Government Agencies Debt Securities [Member]
Investment securities available for sale		358
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member]
Investment securities available for sale		358
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale		358
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale